Schedule of Investments
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.85%
Australia–3.09%
Aristocrat Leisure Ltd.	1,590,197	$56,633,434
CSL Ltd.	139,516	28,316,596
		84,950,030
Brazil–2.04%
MercadoLibre, Inc.(a)	18,636	31,101,620
TOTVS S.A.	5,081,700	24,931,654
		56,033,274
Canada–5.82%
Canadian Pacific Kansas City Ltd.	557,855	46,781,192
CGI, Inc., Class A(a)	596,914	68,063,717
RB Global, Inc.	566,323	45,116,334
		159,961,243
China–3.57%
Airtac International Group	1,477,000	37,860,925
China Mengniu Dairy Co. Ltd.	6,676,000	11,170,901
China Resources Beer (Holdings) Co. Ltd.	4,876,000	15,168,865
Shenzhen Inovance Technology Co. Ltd., A Shares	2,992,816	19,303,249
Wuliangye Yibin Co. Ltd., A Shares	830,376	14,589,063
		98,093,003
Denmark–4.34%
Coloplast A/S, Class B(b)	292,716	38,053,226
Novo Nordisk A/S, Class B	613,736	81,315,653
		119,368,879
France–12.69%
Air Liquide S.A.	206,532	37,683,513
Arkema S.A.	336,463	30,363,378
Capgemini SE	161,451	32,051,809
Edenred SE	436,845	18,189,687
LVMH Moet Hennessy Louis Vuitton SE	70,941	50,039,100
Pernod Ricard S.A.(b)	239,024	31,983,115
Publicis Groupe S.A.	436,445	45,563,303
Schneider Electric SE	234,202	56,450,918
TotalEnergies SE	689,211	46,498,510
		348,823,333
Germany–0.81%
Deutsche Boerse AG	108,696	22,257,510
Hong Kong–2.41%
AIA Group Ltd.	3,015,800	20,172,251
Techtronic Industries Co. Ltd.	3,602,000	46,129,701
		66,301,952
India–3.45%
HDFC Bank Ltd., ADR	866,748	52,013,547
SBI Life Insurance Co. Ltd.(c)	2,037,518	42,760,321
		94,773,868
Shares		Value
Ireland–2.33%
Flutter Entertainment PLC(a)	154,989	$30,594,828
Kingspan Group PLC	358,274	33,521,613
		64,116,441
Israel–1.22%
Teva Pharmaceutical Industries Ltd., ADR(a)	1,919,954	33,464,798
Italy–1.67%
FinecoBank Banca Fineco S.p.A.	2,698,987	45,818,591
Japan–11.18%
Asahi Group Holdings Ltd.(b)	1,396,800	51,420,650
FANUC Corp.	1,344,760	39,867,765
Hoya Corp.	315,700	39,557,442
Keyence Corp.	44,800	19,589,253
M3, Inc.(b)	2,031,100	18,964,901
Shimano, Inc.	307,200	54,498,513
SMC Corp.	39,300	19,122,011
Sony Group Corp.	474,000	42,100,014
Tokyo Electron Ltd.	106,500	22,284,843
		307,405,392
Mexico–1.79%
Wal-Mart de Mexico S.A.B. de C.V., Series V	14,817,802	49,278,676
Netherlands–4.87%
ASML Holding N.V.	57,817	53,837,532
Heineken N.V.(b)	359,160	31,872,128
Wolters Kluwer N.V.	286,751	48,004,780
		133,714,440
Singapore–2.10%
STMicroelectronics N.V.	791,095	26,155,842
United Overseas Bank Ltd.	1,304,666	31,636,429
		57,792,271
South Korea–1.62%
Samsung Electronics Co. Ltd.	723,187	44,593,315
Sweden–4.68%
Investor AB, Class B(b)	3,208,311	91,084,326
Svenska Handelsbanken AB, Class A	3,703,649	37,384,130
		128,468,456
Switzerland–3.17%
Cie Financiere Richemont S.A.	284,275	43,360,839
Nestle S.A.	432,661	43,825,354
		87,186,193
Taiwan–3.21%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,022,887	88,181,511
United Kingdom–13.29%
Ashtead Group PLC	613,320	44,261,710
BAE Systems PLC	2,521,616	42,055,776
DCC PLC	468,866	32,302,501

See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Shares		Value
United Kingdom–(continued)
Haleon PLC	9,177,553	$41,165,014
London Stock Exchange Group PLC	305,835	37,227,968
Reckitt Benckiser Group PLC	314,641	16,925,687
RELX PLC	1,672,656	78,945,156
Rentokil Initial PLC	4,014,030	24,510,292
Shell PLC	1,309,251	47,740,372
		365,134,476
United States–8.50%
Broadcom, Inc.	389,971	62,660,540
CRH PLC	668,140	57,259,598
ICON PLC(a)	206,601	67,856,032
Linde PLC	101,345	45,959,958
		233,736,128
Total Common Stocks & Other Equity Interests (Cost $1,862,768,439)		2,689,453,780
Money Market Funds–1.91%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	18,418,031	18,418,031
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	34,170,851	34,170,851
Total Money Market Funds (Cost $52,588,882)		52,588,882
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.76% (Cost $1,915,357,321)		2,742,042,662
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.26%
Invesco Private Government Fund, 5.30%(d)(e)(f)	24,794,724	$24,794,724
Invesco Private Prime Fund, 5.48%(d)(e)(f)	64,728,097	64,747,515
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $89,542,239)		89,542,239
TOTAL INVESTMENTS IN SECURITIES—103.02% (Cost $2,004,899,560)		2,831,584,901
OTHER ASSETS LESS LIABILITIES–(3.02)%		(82,877,503)
NET ASSETS–100.00%		$2,748,707,398
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2024 represented 1.56% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,896,297	$155,281,236	$(149,759,502)	$-	$-	$18,418,031	$764,793
Invesco Liquid Assets Portfolio, Institutional Class	9,177,617	107,221,537	(116,399,114)	(1,515)	1,475	-	544,659
Invesco Treasury Portfolio, Institutional Class	14,738,625	191,958,386	(172,526,160)	-	-	34,170,851	883,911
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,296,305	177,336,804	(178,838,385)	-	-	24,794,724	768,664*
Invesco Private Prime Fund	67,627,586	419,093,052	(421,992,830)	(256)	19,963	64,747,515	2,024,478*
Total	$130,736,430	$1,050,891,015	$(1,039,515,991)	$(1,771)	$21,438	$142,131,121	$4,986,505

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$84,950,030	$—	$84,950,030
Brazil	56,033,274	—	—	56,033,274
Canada	159,961,243	—	—	159,961,243
China	—	98,093,003	—	98,093,003
Denmark	—	119,368,879	—	119,368,879
France	—	348,823,333	—	348,823,333
Germany	—	22,257,510	—	22,257,510
Hong Kong	—	66,301,952	—	66,301,952
India	52,013,547	42,760,321	—	94,773,868
Ireland	30,594,828	33,521,613	—	64,116,441
Israel	33,464,798	—	—	33,464,798
Italy	—	45,818,591	—	45,818,591
Japan	—	307,405,392	—	307,405,392
Mexico	49,278,676	—	—	49,278,676
Netherlands	—	133,714,440	—	133,714,440
Singapore	—	57,792,271	—	57,792,271
South Korea	—	44,593,315	—	44,593,315
Sweden	—	128,468,456	—	128,468,456
Switzerland	—	87,186,193	—	87,186,193
Taiwan	—	88,181,511	—	88,181,511
United Kingdom	—	365,134,476	—	365,134,476
United States	233,736,128	—	—	233,736,128
Money Market Funds	52,588,882	89,542,239	—	142,131,121
Total Investments	$667,671,376	$2,163,913,525	$—	$2,831,584,901
Invesco EQV International Equity Fund